Accounts Payable, Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2021
Payables And Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
19.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2020	June 30, 2021
Accounts payable to suppliers	8,701	11,338
Accrued bonus and staff costs	18,272	19,390
Other deposits	1,788	1,081
Other taxes payable (note)	934	1,091
Accrued professional fees	3,169	2,934
Accrued marketing expenses	342	105
Others	1,237	1,331
Total	34,443	37,270

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.